Significant Accounting Policies - Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Accounts payable	$ 4,760	$ 3,235
Accrued expenses	17,796	2,149
Legal settlement payable	35,095	0
Total accounts payable and accrued liabilities	$ 57,651	$ 5,384